UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05502
Comstock Funds, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: April 30
Date of reporting period: January 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Comstock Capital Value Fund
Schedule of Investments — January 31, 2011 (Unaudited)

Principal		Market
Amount		Value
U.S. GOVERNMENT OBLIGATIONS — 98.7%
$119,220,000	U.S. Treasury Bills, 0.100% to 0.340%†, 02/10/11 to 06/02/11 (a)(b)	$119,193,331

Number of		Expiration Date/
Contracts		Exercise Price
PUT OPTIONS PURCHASED†† — 1.3%
300	S & P 500 Index	Mar. 11/925	16,500
250	S & P 500 Index	Mar. 11/975	28,125
280	S & P 500 Index	Mar. 11/1000	39,200
250	S & P 500 Index	Jun. 11/975	156,250
325	S & P 500 Index	Jun. 11/1060	368,875
200	S & P 500 Index	Jun. 11/1120	343,000
130	S & P 500 Index	Sep. 11/1175	562,250

TOTAL PUT OPTIONS PURCHASED			1,514,200

TOTAL INVESTMENTS — 100.0% (Cost $129,307,992)			$120,707,531

	Aggregate tax cost		$129,310,553

	Gross unrealized appreciation		$4,269
	Gross unrealized depreciation		(8,607,291)

	Net unrealized appreciation/depreciation		$(8,603,022)

		Market
Shares		Value
SECURITIES SOLD SHORT — (28.7)%

	Auto and Trucks — (2.0)%
64,000	Oshkosh Corp.	2,426,240

	Business Services — (1.5)%
100,000	R. R. Donnelley & Sons Co.	1,772,000

	Computer Software and Services — (3.2)%
31,000	Adobe Systems Inc.	1,024,550
22,000	Computer Sciences Corp.	1,172,380
28,000	Research In Motion Ltd.	1,655,080

		3,852,010

	Diversified Industrial — (0.6)%
26,000	Owens-Illinois, Inc.	766,740

	Energy and Utilities — (2.4)%
30,000	Noble Corp.	1,147,500
36,000	Range Resources Corp.	1,795,320

		2,942,820

	Exchange Traded Funds — (0.9)%
25,000	iShares FTSE China 25 Index Fund	1,063,750

	Financial Services — (9.2)%
100,000	Barclays plc, ADR	1,880,000
40,000	BB&T Corp.	1,105,600
25,000	Credit Suisse Group AG, ADR	1,117,750
19,000	Deutsche Bank AG	1,112,450
21,000	HSBC Holdings plc, ADR	1,147,440
22,000	Hudson City Bancorp Inc.	241,560
25,000	JPMorgan Chase & Co.	1,123,500
34,000	Morgan Stanley	999,600
7,000	The Goldman Sachs Group Inc.	1,145,340
38,000	Wells Fargo & Co.	1,231,960

		11,105,200

	Food and Beverage — (2.8)%
46,000	Dr Pepper Snapple Group Inc.	1,629,780
34,000	Kellogg Co.	1,710,200

		3,339,980

	Health Care — (1.8)%
37,000	Zimmer Holdings Inc.	2,188,920

	Real Estate Investment Trusts — (1.8)%
30,000	Liberty Property Trust	1,043,100
32,000	Mack-Cali Realty Corp.	1,120,640

		2,163,740

	Retail — (2.3)%
20,000	Kohl’s Corp.	1,015,600
80,000	Staples Inc.	1,784,800

		2,800,400

	Telecommunications — (0.2)%
24,000	Nokia Oyj, ADR	256,800

TOTAL SECURITIES SOLD SHORT (Total Proceeds $33,529,248)		$34,678,600

	Aggregate proceeds	$33,529,248

	Gross unrealized appreciation	$883,264
	Gross unrealized depreciation	(2,032,616)

	Net unrealized appreciation/depreciation	$(1,149,352)

Number of		Expiration	Unrealized
Contracts		Date	Depreciation
FUTURES CONTRACTS — SHORT POSITION — (2.1)%
1,115	S & P 500 Index Futures (E-Mini)	03/18/11	$(2,477,576)

(a)	At January 31, 2011, $7,700,000 of the principal amount was pledged as collateral for futures contracts.

(b)	At January 31, 2011, $17,030,000 of the principal amount was pledged as collateral for securities sold short. $33,529,248 of the proceeds from securities sold short was also pledged as collateral.

†	Represents annualized yield at date of purchase.

††	Non-income producing security.

ADR	American Depositary Receipt
See accompanying notes to schedule of investments.

Comstock Capital Value Fund (the “Fund”)
Notes to Schedule of Investments (unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of January 31, 2011 is as follows:

	Valuation Inputs
		Level 2
	Level 1	Other Significant	Total Market Value at
	Quoted Prices	Observable Inputs	1/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
U.S. Government Obligations	—	$119,193,331	$119,193,331

TOTAL INVESTMENTS IN SECURITIES — ASSETS	—	$119,193,331	$119,193,331

LIABILITIES (Market Value):
Common Stocks Sold Short (a)	$(34,678,600)	—	$(34,678,600)

TOTAL INVESTMENTS IN SECURITIES — LIABILITIES	$(34,678,600)	—	$(34,678,600)

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Market Value):
EQUITY CONTRACTS:
Put Options Purchased	—	$1,514,200	$1,514,200
LIABILITIES (Unrealized Depreciation): *
EQUITY CONTRACTS:
Futures Contracts Sold (b)	$(2,477,576)	—	(2,477,576)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(2,477,576)	$1,514,200	$(963,376)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

(b)	Represents cumulative unrealized depreciation of futures contracts as reported in the SOI.

*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.
The Fund did not have significant transfers between Level 1 and Level 2 during period ended January 31, 2011.
There were no Level 3 investments held at January 31, 2011 or April 30, 2010.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at January 31, 2011 are reflected within the Schedule of Investments.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which it invests.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at January 31, 2011, if any, are not accounted for as hedging instruments under GAAP.
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.
As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.
In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Put options purchased at January 31, 2011 are reflected within the Schedule of Investments.
The Fund’s volume of activity in index put options purchased between May 1, 2010 and January 31, 2011 had an average monthly cost amount of approximately $10,945,547.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at January 31, 2011 are reflected within the Schedule of Investments.
The Fund’s volume of activity in index futures contracts sold between May 1, 2010 and January 31, 2011 had an average monthly notional value of approximately $68,878,125.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Between May 1, 2010 and January 31, 2011, the Fund held no investments in forward foreign exchange contracts.
The following table summarizes the net unrealized depreciation of derivatives held at January 31, 2011 by primary risk exposure:

Net Unrealized
Appreciate/Depreciation
Asset Derivatives:	at January 31, 2011

Equity Contracts	$1,514,200
Liability Derivatives:

Equity Contracts	$(2,477,576)
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
At April 30, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $72,486,818, which are available to reduce future required distributions of net capital gains to shareholders. $35,863,445 of the loss carryforward is available through 2013; $13,004,169 is available through 2014; $7,109,158 is available through 2015; $4,484,299 is available through 2016; and $12,025,747 is available through 2018.
Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended April 30, 2010, the Fund deferred capital losses of $18,645,905.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Comstock Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 3/15/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/15/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 3/15/11

*	Print the name and title of each signing officer under his or her signature.